Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 21—QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income	Basic Earnings per Common Share	Diluted Earnings per Common Share
2014
First quarter (2)(4)	$11,315	$10,165	$2,712	$0.27	$0.22
Second quarter (1)(2)	11,365	10,266	2,240	0.24	0.21
Third quarter (1)(2)	11,667	10,684	2,306	0.25	0.21
Fourth quarter (1)(2)	11,623	10,751	2,270	0.23	0.21

2013
First quarter (2)(3)(4)	$11,286	$9,987	$1,913	$0.21	$0.21
Second quarter (2)(3)(5)	11,025	9,781	1,657	0.18	0.18
Third quarter (2)(3)	11,127	9,917	1,566	0.17	0.17
Fourth quarter (2)(3)(6)(7)	11,443	10,289	1,043	0.09	0.08

(1)	Interest income and net interest income increased due to loan volume.
(2)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(3)	Interest income decreased as loans repriced downward.
(4)	Net income increased due to fees on tax refund program.
(5)	Net interest income and net income decreased due to reversed late charges.
(6)	Interest income and net interest income increased due to increased loan volume.
(7)	Net income decreased due to non cash charge to pension plan.